LEASES - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Right-of-use assets	$ 85,009	$ 34,448
LIABILITIES
Current lease liabilities	7,143	9,674
Long-term lease liabilities	83,489	25,985
Total lease liabilities	$ 90,632	$ 35,659
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities